Financial Risk Management - Summary of Sensitivity of a Reasonably Possible Strengthening (Weakening) (Detail) - Currency risk [member] - USD - EUR (€) € in Thousands	Jun. 30, 2023	Jun. 30, 2022
Strengthening
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	€ 1,023	€ (9,299)
Weakening
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk Exposure	€ (1,250)	€ 11,365